Repurchase Agreements - Summary of Repurchase Agreements And Securities Lending Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Sep. 30, 2021		Dec. 31, 2019
Repurchase Agreements [Line Items]
Collateral Assets		$ 158,405	[1],[2]	$ 485,406	[1]	$ 97,746	[2]
Outstanding Balance		$ 108,254		$ 134,835		$ 81,035
RMBS
Repurchase Agreements [Line Items]
Weighted Average Maturity Date		Mar. 17, 2021
Debt weighted average interest rate		1.93%				2.62%
Collateral Assets	[2]	$ 155,538	[1]			$ 89,784
Outstanding Balance		$ 105,804				$ 74,876
CMBS
Repurchase Agreements [Line Items]
Weighted Average Maturity Date		Jan. 06, 2021
Debt weighted average interest rate		2.10%
Collateral Assets	[1],[2]	$ 2,867
Outstanding Balance		$ 2,450
CLO
Repurchase Agreements [Line Items]
Debt weighted average interest rate						4.71%
Collateral Assets	[2]					$ 7,962
Outstanding Balance						$ 6,159

[1]	Represents the fair value of the Company’s investments in real estate debt.
[2]	Represents the fair value of the Company’s investments in real estate-related securities.